Events After the End of the Reporting Period - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 AUD ($)
Derivatives [member] | JERA Scarborough Pty Ltd [Member] | Currency [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in hedging position	$ 354